UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR 270.30e-1).

PGIM Jennison Mid-Cap Growth Fund
Class A:
PEEAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class A	$50	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	A
NASDAQ	PEEAX
CUSIP	74441C105
MF173E2A

PGIM Jennison Mid-Cap Growth Fund
Class C:
PEGCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class C	$97	2.02%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	C
NASDAQ	PEGCX
CUSIP	74441C303
MF173E2C

PGIM Jennison Mid-Cap Growth Fund
Class R:
JDERX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R	$61	1.27%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R
NASDAQ	JDERX
CUSIP	74441C600
MF173E2R

PGIM Jennison Mid-Cap Growth Fund
Class Z:
PEGZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class Z	$36	0.74%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	Z
NASDAQ	PEGZX
CUSIP	74441C808
MF173E2Z

PGIM Jennison Mid-Cap Growth Fund
Class R2:
PEGEX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R2	$52	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R2
NASDAQ	PEGEX
CUSIP	74441C865
MF173E2R2

PGIM Jennison Mid-Cap Growth Fund
Class R4:
PEGGX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R4	$40	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R4
NASDAQ	PEGGX
CUSIP	74441C857
MF173E2R4

PGIM Jennison Mid-Cap Growth Fund
Class R6:
PJGQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Mid-Cap Growth Fund (the
“Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Mid-Cap Growth Fund—Class R6	$29	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,859,655,143
Number of fund holdings	67
Portfolio turnover rate for the period	28%
MF173E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.3% represents investments purchased with collateral from securities on loan)	10.3%
Specialty Retail	8.3%
Hotels, Restaurants & Leisure	8.3%
Aerospace & Defense	8.0%
Semiconductors & Semiconductor Equipment	6.7%
Biotechnology	5.4%
Software	5.3%
Construction & Engineering	4.7%
Electrical Equipment	4.6%
Entertainment	4.5%
Machinery	4.3%
Capital Markets	4.1%
IT Services	3.9%
Consumer Staples Distribution & Retail	3.4%
Textiles, Apparel & Luxury Goods	3.4%
Health Care Providers & Services	3.3%
Industry Classification	% of Net Assets
Independent Power & Renewable Electricity Producers	3.3%
Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0%
Health Care Equipment & Supplies	1.9%
Oil, Gas & Consumable Fuels	1.8%
Beverages	1.7%
Financial Services	1.7%
Communications Equipment	1.3%
Electronic Equipment, Instruments & Components	1.1%
Building Products	1.1%
Construction Materials	1.0%
Banks	1.0%
Health Care Technology	0.9%
110.1%
Liabilities in excess of other assets	(10.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Mid-Cap Growth Fund

SHARE CLASS	R6
NASDAQ	PJGQX
CUSIP	74441C881
MF173E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

PGIM Jennison Mid-Cap Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Mid-Cap Growth Fund	1
Notes to Financial Statements	17
Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 8.0%

Axon Enterprise, Inc.*(a)	74,251	$40,273,742
BWX Technologies, Inc.	114,723	23,630,644
HEICO Corp.(a)	81,068	25,897,983
Karman Holdings, Inc.*(a)	366,576	32,299,011
Woodward, Inc.	67,588	26,140,335

		148,241,715

Banks 1.0%

East West Bancorp, Inc.	172,791	18,911,975

Beverages 1.7%

Celsius Holdings, Inc.*(a)	593,007	31,791,105

Biotechnology 5.4%

Argenx SE (Netherlands), ADR*	25,263	19,374,700
Insmed, Inc.*	209,092	31,223,708
Natera, Inc.*	163,918	34,101,501
Roivant Sciences Ltd.*	534,136	15,457,896

		100,157,805

Building Products 1.1%

Zurn Elkay Water Solutions Corp.(a)	397,101	20,244,209

Capital Markets 4.1%
Houlihan Lokey, Inc.	201,708	33,033,719
LPL Financial Holdings, Inc.	114,211	34,306,700
TPG, Inc.(a)	213,630	9,275,815

		76,616,234

Communications Equipment 1.3%

Arista Networks, Inc.*	182,137	24,315,290

Construction & Engineering 4.7%
Comfort Systems USA, Inc.	15,511	22,170,958
Quanta Services, Inc.	116,981	65,869,662

		88,040,620

Construction Materials 1.0%
Martin Marietta Materials, Inc.(a)	28,275	19,130,017

Consumer Staples Distribution & Retail 3.4%
Casey’s General Stores, Inc.	16,536	11,336,916
Performance Food Group Co.*(a)	534,593	51,887,597

		63,224,513

Electrical Equipment 4.6%

AMETEK, Inc.	111,114	26,580,691
Generac Holdings, Inc.*	95,679	21,563,176
Rockwell Automation, Inc.(a)	90,087	36,705,948

		84,849,815

Electronic Equipment, Instruments & Components 1.1%
Teledyne Technologies, Inc.*	31,050	21,148,155

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 4.5%

ROBLOX Corp. (Class A Stock)*(a)	472,538	$32,444,459
Take-Two Interactive Software, Inc.*	243,535	51,502,782

		83,947,241

Financial Services 1.7%

Shift4 Payments, Inc. (Class A Stock)*(a)	166,334	7,330,339
Toast, Inc. (Class A Stock)*	870,435	23,771,580

		31,101,919

Health Care Equipment & Supplies 1.9%

Edwards Lifesciences Corp.*	191,634	16,570,592
Insulet Corp.*	78,769	19,425,223

		35,995,815

Health Care Providers & Services 3.3%

Cencora, Inc.	163,232	60,745,157

Health Care Technology 0.9%

Veeva Systems, Inc. (Class A Stock)*	89,169	16,229,650

Hotels, Restaurants & Leisure 8.2%

Churchill Downs, Inc.	363,021	33,372,520
Domino’s Pizza, Inc.	83,977	33,801,582
Dutch Bros, Inc. (Class A Stock)*(a)	360,331	19,317,345
Hilton Worldwide Holdings, Inc.	214,674	66,931,060

		153,422,507

Independent Power & Renewable Electricity Producers 3.3%

Vistra Corp.	347,751	60,470,421

IT Services 3.9%

Cloudflare, Inc. (Class A Stock)*	287,208	49,454,346
MongoDB, Inc.*	24,137	7,928,280
Snowflake, Inc.*	92,283	15,541,380

		72,924,006

Life Sciences Tools & Services 2.8%
Bio-Techne Corp.(a)	193,660	11,425,940
Illumina, Inc.*(a)	174,433	23,454,261
Repligen Corp.*(a)	133,079	17,131,260

		52,011,461

Machinery 4.3%
RBC Bearings, Inc.*	91,177	52,510,658
Xylem, Inc.	217,070	28,123,589

		80,634,247

Oil, Gas & Consumable Fuels 1.8%
Permian Resources Corp. (Class A Stock)	1,281,641	23,441,214
Targa Resources Corp.	41,053	9,680,297

		33,121,511

Real Estate Management & Development 2.0%

CBRE Group, Inc. (Class A Stock)*	251,524	37,140,034

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 6.7%

Credo Technology Group Holding Ltd.*	75,663	$8,494,685
Entegris, Inc.	69,522	9,208,189
Lattice Semiconductor Corp.*	386,662	36,972,620
Microchip Technology, Inc.	234,980	17,538,907
Monolithic Power Systems, Inc.	45,525	52,023,239

		124,237,640

Software 5.3%

Cadence Design Systems, Inc.*	31,908	9,617,071
Crowdstrike Holdings, Inc. (Class A Stock)*	40,997	15,250,064
Datadog, Inc. (Class A Stock)*	242,150	27,111,114
Procore Technologies, Inc.*(a)	319,755	17,599,315
Samsara, Inc. (Class A Stock)*(a)	709,072	20,492,181
ServiceTitan, Inc. (Class A Stock)*(a)	110,195	7,977,016

		98,046,761

Specialty Retail 8.3%

Burlington Stores, Inc.*	231,367	70,999,591
Chewy, Inc. (Class A Stock)*	732,752	20,092,060
Five Below, Inc.*	70,441	15,745,677
O’Reilly Automotive, Inc.*	499,663	46,908,362

		153,745,690

Textiles, Apparel & Luxury Goods 3.4%

On Holding AG (Switzerland) (Class A Stock)*	1,097,706	51,021,375
Ralph Lauren Corp.	32,843	11,908,872

		62,930,247

TOTAL LONG-TERM INVESTMENTS
(cost $1,419,113,714)		1,853,375,760

SHORT-TERM INVESTMENT 10.4%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (7-day effective yield 3.836%) (cost $193,280,676; includes $192,682,340 of cash collateral for securities on loan)(b)(wb)	193,423,362	193,287,966

TOTAL INVESTMENTS 110.1%
(cost $1,612,394,390)		2,046,663,726
Liabilities in excess of other assets (10.1)%		(187,008,583)

NET ASSETS 100.0%		$1,859,655,143

Below is a list of the abbreviation(s) used in the semiannual report:

 ADR—American Depositary Receipt

 SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,360,430; cash collateral of $192,682,340 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$148,241,715	$—	$—
Banks	18,911,975	—	—
Beverages	31,791,105	—	—
Biotechnology	100,157,805	—	—
Building Products	20,244,209	—	—
Capital Markets	76,616,234	—	—
Communications Equipment	24,315,290	—	—
Construction & Engineering	88,040,620	—	—
Construction Materials	19,130,017	—	—
Consumer Staples Distribution & Retail	63,224,513	—	—
Electrical Equipment	84,849,815	—	—
Electronic Equipment, Instruments & Components	21,148,155	—	—
Entertainment	83,947,241	—	—
Financial Services	31,101,919	—	—
Health Care Equipment & Supplies	35,995,815	—	—
Health Care Providers & Services	60,745,157	—	—
Health Care Technology	16,229,650	—	—
Hotels, Restaurants & Leisure	153,422,507	—	—
Independent Power & Renewable Electricity Producers	60,470,421	—	—
IT Services	72,924,006	—	—
Life Sciences Tools & Services	52,011,461	—	—
Machinery	80,634,247	—	—
Oil, Gas & Consumable Fuels	33,121,511	—	—
Real Estate Management & Development	37,140,034	—	—
Semiconductors & Semiconductor Equipment	124,237,640	—	—
Software	98,046,761	—	—
Specialty Retail	153,745,690	—	—
Textiles, Apparel & Luxury Goods	62,930,247	—	—
Short-Term Investment
Affiliated Mutual Fund	193,287,966	—	—

Total	$2,046,663,726	$—	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Affiliated Mutual Fund (10.4% represents investments purchased with collateral from securities on loan)	10.4%
Specialty Retail	8.3
Hotels, Restaurants & Leisure	8.2
Aerospace & Defense	8.0
Semiconductors & Semiconductor Equipment	6.7
Biotechnology	5.4
Software	5.3
Construction & Engineering	4.7
Electrical Equipment	4.6
Entertainment	4.5
Machinery	4.3
Capital Markets	4.1
IT Services	3.9
Consumer Staples Distribution & Retail	3.4
Textiles, Apparel & Luxury Goods	3.4
Health Care Providers & Services	3.3
Independent Power & Renewable Electricity Producers	3.3

Life Sciences Tools & Services	2.8%
Real Estate Management & Development	2.0
Health Care Equipment & Supplies	1.9
Oil, Gas & Consumable Fuels	1.8
Beverages	1.7
Financial Services	1.7
Communications Equipment	1.3
Electronic Equipment, Instruments & Components	1.1
Building Products	1.1
Construction Materials	1.0
Banks	1.0
Health Care Technology	0.9

110.1
Liabilities in excess of other assets	(10.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$185,360,430	$(185,360,430)	$—

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 5

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2026

Assets

Investments at value, including securities on loan of $185,360,430:
Unaffiliated investments (cost $1,419,113,714)	$1,853,375,760
Affiliated investments (cost $193,280,676)	193,287,966
Receivable for investments sold	9,339,448
Receivable for Fund shares sold	1,096,754
Dividends receivable	668,206
Tax reclaim receivable	23,548
Prepaid expenses	9,588

Total Assets	2,057,801,270

Liabilities
Payable to broker for collateral for securities on loan	192,682,340
Payable for Fund shares purchased	3,332,409
Accrued expenses and other liabilities	1,004,736
Management fee payable	822,452
Distribution fee payable	156,824
Payable to custodian	94,885
Affiliated transfer agent fee payable	47,232
Directors’ fees payable	5,249

Total Liabilities	198,146,127

Net Assets	$1,859,655,143

Net assets were comprised of:
Common stock, at par	$112,069
Paid-in capital in excess of par	1,383,650,447
Total distributable earnings (loss)	475,892,627

Net assets, February 28, 2026	$1,859,655,143

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($557,611,024 ÷ 43,482,019 shares of common stock issued and outstanding)	$12.82
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.57

Class C

Net asset value, offering price and redemption price per share,
($6,280,511 ÷ 360,342 shares of common stock issued and outstanding)	$17.43

Class R

Net asset value, offering price and redemption price per share,
($60,630,947 ÷ 5,999,967 shares of common stock issued and outstanding)	$10.11

Class Z

Net asset value, offering price and redemption price per share,
($470,535,238 ÷ 24,684,193 shares of common stock issued and outstanding)	$19.06

Class R2

Net asset value, offering price and redemption price per share,
($1,852,967 ÷ 97,779 shares of common stock issued and outstanding)	$18.95

Class R4

Net asset value, offering price and redemption price per share,
($7,681,489 ÷ 390,451 shares of common stock issued and outstanding)	$19.67

Class R6

Net asset value, offering price and redemption price per share,
($755,062,967 ÷ 37,054,125 shares of common stock issued and outstanding)	$20.38

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 7

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,534 foreign withholding tax)	$3,100,985
Income from securities lending, net (including affiliated income of $267,629)	268,057
Affiliated dividend income	166,396

Total income	3,535,438

Expenses
Management fee	5,931,277
Distribution fee(a)	1,216,129
Shareholder servicing fees(a)	5,272
Transfer agent’s fees and expenses (including affiliated expense of $101,850)(a)	933,331
Shareholders’ reports	81,160
Custodian and accounting fees	66,275
Registration fees(a)	44,346
Professional fees	23,388
Directors’ fees	20,312
Audit fee	14,022
Miscellaneous	33,097

Total expenses	8,368,609
Less: Fee waiver and/or expense reimbursement(a)	(9,160)
Distribution fee waiver(a)	(83,256)

Net expenses	8,276,193

Net investment income (loss)	(4,740,755)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(2,085))	101,834,322
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(3,890))	(219,688,718)

Net gain (loss) on investment transactions	(117,854,396)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(122,595,151)

(a)   Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	925,691	38,041	249,767	—	2,630	—	—
Shareholder servicing fees	—	—	—	—	1,052	4,220	—
Transfer agent’s fees and expenses	477,159	10,504	53,726	359,336	3,229	7,280	22,097
Registration fees	9,745	5,687	3,678	10,961	2,840	2,840	8,595
Fee waiver and/or expense reimbursement	—	—	—	—	(4,665)	(4,495)	—
Distribution fee waiver	—	—	(83,256)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,740,755)	$(7,748,465)
Net realized gain (loss) on investment transactions	101,834,322	129,042,660
Net change in unrealized appreciation (depreciation) on investments	(219,688,718)	42,912,434

Net increase (decrease) in net assets resulting from operations	(122,595,151)	164,206,629

Dividends and Distributions
Distributions from distributable earnings
Class A	(64,202,790)	(48,366,926)
Class C	(619,378)	(503,180)
Class R	(8,650,407)	(6,463,802)
Class Z	(38,758,089)	(30,342,853)
Class R2	(147,011)	(198,527)
Class R4	(573,015)	(1,801,879)
Class R6	(56,629,877)	(43,935,110)

	(169,580,567)	(131,612,277)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	117,454,346	341,751,650
Net asset value of shares issued in reinvestment of dividends and distributions	159,487,069	122,376,386
Cost of shares purchased	(410,239,192)	(671,806,534)

Net increase (decrease) in net assets from Fund share transactions	(133,297,777)	(207,678,498)

Total increase (decrease)	(425,473,495)	(175,084,146)

Net Assets:

Beginning of period	2,285,128,638	2,460,212,784

End of period	$1,859,655,143	$2,285,128,638

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 9

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.24		$15.18	$14.21	$12.85	$23.79	$25.32
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.07)	(0.08)	(0.11)	(0.15)
Net realized and unrealized gain (loss) on investment transactions	(0.80)		1.19	1.66	1.68	(3.99)	8.28
Total from investment operations	(0.85)		1.10	1.59	1.60	(4.10)	8.13
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(9.66)
Net asset value, end of period	$12.82		$15.24	$15.18	$14.21	$12.85	$23.79
Total Return(b):	(6.11)%		7.07%	11.55%	12.63%	(23.87)%	38.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$557,611		$675,899	$739,130	$748,452	$755,816	$1,126,764
Average net assets (000)	$622,242		$699,116	$739,106	$734,728	$925,727	$1,056,327
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05	%(d)	1.04%	1.04%	1.07%	1.05%	1.03%
Expenses before waivers and/or expense reimbursement	1.05	%(d)	1.04%	1.04%	1.07%	1.05%	1.03%
Net investment income (loss)	(0.71	)%(d)	(0.58)%	(0.50)%	(0.63)%	(0.69)%	(0.65)%
Portfolio turnover rate(e)	28%		65%	61%	38%	51%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022(a)	2021(a)

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.23		$20.02	$18.74	$17.02	$29.48	$54.12
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.30)	(0.29)	(0.27)	(0.33)	(0.48)
Net realized and unrealized gain (loss) on investment transactions	(1.07)		1.55	2.19	2.23	(5.29)	14.48
Total from investment operations	(1.23)		1.25	1.90	1.96	(5.62)	14.00
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(38.64)
Net asset value, end of period	$17.43		$20.23	$20.02	$18.74	$17.02	$29.48
Total Return(c):	(6.50)%		6.03%	10.44%	11.64%	(24.54)%	37.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,281		$8,399	$10,130	$9,936	$10,966	$17,586
Average net assets (000)	$7,671		$9,297	$10,105	$10,180	$13,699	$22,913
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.02	%(e)	1.97%	2.06%	1.99%	1.91%	1.79%
Expenses before waivers and/or expense reimbursement	2.02	%(e)	1.97%	2.06%	1.99%	1.91%	1.79%
Net investment income (loss)	(1.68	)%(e)	(1.51)%	(1.52)%	(1.56)%	(1.55)%	(1.39)%
Portfolio turnover rate(f)	28%		65%	61%	38%	51%	71%

(a)

The Fund had a 4-for-1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split was $7.37 for the year ended August 31, 2021.

(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 11

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.35		$12.51	$11.84	$10.77	$21.09	$23.41
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.10)	(0.09)	(0.09)	(0.13)	(0.18)
Net realized and unrealized gain (loss) on investment transactions	(0.62)		0.98	1.38	1.40	(3.35)	7.52
Total from investment operations	(0.67)		0.88	1.29	1.31	(3.48)	7.34
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(9.66)
Net asset value, end of period	$10.11		$12.35	$12.51	$11.84	$10.77	$21.09
Total Return(b):	(6.18)%		6.72%	11.40%	12.37%	(24.05)%	38.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,631		$73,155	$81,479	$87,966	$91,437	$139,403
Average net assets (000)	$67,156		$75,853	$84,470	$85,193	$111,055	$135,345
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.27	%(d)	1.26%	1.26%	1.25%	1.26%	1.24%
Expenses before waivers and/or expense reimbursement	1.52	%(d)	1.51%	1.51%	1.50%	1.51%	1.49%
Net investment income (loss)	(0.93	)%(d)	(0.79)%	(0.72)%	(0.82)%	(0.90)%	(0.86)%
Portfolio turnover rate(e)	28%		65%	61%	38%	51%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.84		$21.28	$19.62	$17.59	$29.94	$29.67
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.05)	(0.04)	(0.05)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	(1.17)		1.65	2.32	2.32	(5.43)	10.02
Total from investment operations	(1.21)		1.60	2.28	2.27	(5.51)	9.93
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(9.66)
Net asset value, end of period	$19.06		$21.84	$21.28	$19.62	$17.59	$29.94
Total Return(b):	(5.91)%		7.36%	11.94%	13.04%	(23.64)%	39.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$470,535		$594,150	$625,973	$595,557	$564,177	$845,309
Average net assets (000)	$540,244		$612,129	$618,082	$556,388	$682,445	$829,228
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.74	%(d)	0.72%	0.72%	0.73%	0.71%	0.70%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.72%	0.72%	0.73%	0.71%	0.70%
Net investment income (loss)	(0.39	)%(d)	(0.26)%	(0.18)%	(0.29)%	(0.36)%	(0.32)%
Portfolio turnover rate(e)	28%		65%	61%	38%	51%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 13

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.76		$21.28	$19.68	$17.71	$30.19	$29.94
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.13)	(0.11)	(0.12)	(0.16)	(0.22)
Net realized and unrealized gain (loss) on investment transactions	(1.16)		1.65	2.33	2.33	(5.48)	10.13
Total from investment operations	(1.24)		1.52	2.22	2.21	(5.64)	9.91
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(9.66)
Net asset value, end of period	$18.95		$21.76	$21.28	$19.68	$17.71	$30.19
Total Return(b):	(6.07)%		6.97%	11.59%	12.60%	(23.92)%	38.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,853		$3,667	$4,200	$1,858	$1,269	$1,851
Average net assets (000)	$2,121		$3,920	$3,524	$1,402	$1,523	$1,050
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08	%(d)	1.08%	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.52	%(d)	1.28%	1.38%	1.56%	1.63%	1.98%
Net investment income (loss)	(0.74	)%(d)	(0.62)%	(0.53)%	(0.64)%	(0.72)%	(0.75)%
Portfolio turnover rate(e)	28%		65%	61%	38%	51%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.50		$21.92	$20.21	$18.13	$30.68	$30.24
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.06)	(0.07)	(0.10)	(0.14)
Net realized and unrealized gain (loss) on investment transactions	(1.21)		1.70	2.39	2.39	(5.61)	10.24
Total from investment operations	(1.26)		1.62	2.33	2.32	(5.71)	10.10
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(9.66)
Net asset value, end of period	$19.67		$22.50	$21.92	$20.21	$18.13	$30.68
Total Return(b):	(5.96)%		7.23%	11.84%	12.92%	(23.74)%	38.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,681		$9,226	$37,242	$26,663	$20,254	$1,810
Average net assets (000)	$8,509		$19,758	$31,909	$23,220	$17,358	$1,421
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.94	%(d)	0.87%	0.87%	0.87%	0.88%	1.50%
Net investment income (loss)	(0.49	)%(d)	(0.35)%	(0.29)%	(0.40)%	(0.46)%	(0.47)%
Portfolio turnover rate(e)	28%		65%	61%	38%	51%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund 15

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.23		$22.55	$20.72	$18.54	$31.16	$30.52
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.03)	(0.01)	(0.03)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	(1.25)		1.75	2.46	2.45	(5.73)	10.36
Total from investment operations	(1.28)		1.72	2.45	2.42	(5.78)	10.30
Less Dividends and Distributions:
Distributions from net realized gains	(1.57)		(1.04)	(0.62)	(0.24)	(6.84)	(9.66)
Net asset value, end of period	$20.38		$23.23	$22.55	$20.72	$18.54	$31.16
Total Return(b):	(5.85)%		7.48%	12.13%	13.18%	(23.57)%	39.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$755,063		$920,634	$962,059	$708,201	$603,976	$878,037
Average net assets (000)	$835,849		$951,631	$852,785	$633,368	$736,358	$789,403
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.59%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.59%
Net investment income (loss)	(0.26	)%(d)	(0.14)%	(0.06)%	(0.17)%	(0.24)%	(0.21)%
Portfolio turnover rate(e)	28%		65%	61%	38%	51%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Jennison Mid-Cap Growth Fund 17

Notes to Financial Statements (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $1 billion;	0.57%
0.55% of average daily net assets over $1 billion

The Manager has contractually agreed, through December 31, 2026, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

Z	—

R2	1.08

R4	0.83

R6	—

PGIM Jennison Mid-Cap Growth Fund 19

Notes to Financial Statements (unaudited) (continued)

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2026 to limit such expenses. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.30%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the reporting period ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$51,047	$1,332
C	—	454

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended February 28, 2026, brokerage commissions recaptured under these agreements was $33,317.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$588,657,853	$883,583,526

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)

$ 21,011,833	$ 227,870,695	$ 248,882,528	$ —	$ —	$ —	—	$166,396		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wb)

111,720,560	1,028,094,320	946,520,939	(3,890)	(2,085)	193,287,966	193,423,362	267,629	(1)	—

$132,732,393	$1,255,965,015	$1,195,403,467	$(3,890)	$(2,085)	$193,287,966		$434,025		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,621,308,581	$539,987,741	$(114,632,596)	$425,355,145

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2026).

Qualified Late-Year Losses	Post-October Capital Losses
$6,311,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will

PGIM Jennison Mid-Cap Growth Fund 21

Notes to Financial Statements (unaudited) (continued)

automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 2,000,000,000 shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares

A	345,000,000

B	5,000,000

C	25,000,000

R	125,000,000

Z	800,000,000

T	100,000,000

R2	100,000,000

R4	100,000,000

R6	400,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	6,014	0.1%

R4	998	0.3

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	39.0

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2026:
Shares sold	1,215,914	$16,876,320
Shares issued in reinvestment of dividends and distributions	4,560,395	61,838,960
Shares purchased	(6,467,906)	(92,174,919)
Net increase (decrease) in shares outstanding before conversion	(691,597)	(13,459,639)
Shares issued upon conversion from other share class(es)	61,589	867,335
Shares purchased upon conversion into other share class(es)	(249,344)	(3,670,674)
Net increase (decrease) in shares outstanding	(879,352)	$(16,262,978)

Year ended August 31, 2025:
Shares sold	2,641,753	$38,792,632
Shares issued in reinvestment of dividends and distributions	2,958,338	46,712,168
Shares purchased	(9,814,906)	(145,972,291)
Net increase (decrease) in shares outstanding before conversion	(4,214,815)	(60,467,491)
Shares issued upon conversion from other share class(es)	220,759	3,174,367
Shares purchased upon conversion into other share class(es)	(349,902)	(5,241,057)
Net increase (decrease) in shares outstanding	(4,343,958)	$(62,534,181)

Class C
Six months ended February 28, 2026:
Shares sold	17,914	$332,775
Shares issued in reinvestment of dividends and distributions	32,848	606,696
Shares purchased	(96,601)	(1,789,989)
Net increase (decrease) in shares outstanding before conversion	(45,839)	(850,518)
Shares purchased upon conversion into other share class(es)	(8,916)	(170,017)
Net increase (decrease) in shares outstanding	(54,755)	$(1,020,535)

Year ended August 31, 2025:
Shares sold	40,175	$792,218
Shares issued in reinvestment of dividends and distributions	23,482	495,480
Shares purchased	(93,527)	(1,846,433)
Net increase (decrease) in shares outstanding before conversion	(29,870)	(558,735)
Shares purchased upon conversion into other share class(es)	(60,916)	(1,185,719)
Net increase (decrease) in shares outstanding	(90,786)	$(1,744,454)

Class R
Six months ended February 28, 2026:
Shares sold	313,398	$3,457,231
Shares issued in reinvestment of dividends and distributions	809,205	8,650,407
Shares purchased	(1,044,022)	(11,824,924)
Net increase (decrease) in shares outstanding	78,581	$282,714

Year ended August 31, 2025:
Shares sold	807,819	$9,696,839
Shares issued in reinvestment of dividends and distributions	504,191	6,463,730
Shares purchased	(1,904,480)	(23,174,964)
Net increase (decrease) in shares outstanding	(592,470)	$(7,014,395)

Class Z
Six months ended February 28, 2026:
Shares sold	1,703,791	$34,691,720
Shares issued in reinvestment of dividends and distributions	1,846,503	37,188,579
Shares purchased	(6,194,253)	(128,248,964)
Net increase (decrease) in shares outstanding before conversion	(2,643,959)	(56,368,665)
Shares issued upon conversion from other share class(es)	169,984	3,639,267
Shares purchased upon conversion into other share class(es)	(42,149)	(868,855)
Net increase (decrease) in shares outstanding	(2,516,124)	$(53,598,253)

PGIM Jennison Mid-Cap Growth Fund 23

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2025:
Shares sold	5,327,857	$113,680,832
Shares issued in reinvestment of dividends and distributions	1,288,031	29,083,735
Shares purchased	(8,865,292)	(186,121,319)
Net increase (decrease) in shares outstanding before conversion	(2,249,404)	(43,356,752)
Shares issued upon conversion from other share class(es)	335,575	7,517,022
Shares purchased upon conversion into other share class(es)	(295,069)	(6,214,587)
Net increase (decrease) in shares outstanding	(2,208,898)	$(42,054,317)

Class R2
Six months ended February 28, 2026:
Shares sold	13,896	$277,586
Shares issued in reinvestment of dividends and distributions	7,336	147,011
Shares purchased	(91,958)	(1,991,080)
Net increase (decrease) in shares outstanding	(70,726)	$(1,566,483)

Year ended August 31, 2025:
Shares sold	29,987	$638,353
Shares issued in reinvestment of dividends and distributions	8,804	198,527
Shares purchased	(67,674)	(1,400,482)
Net increase (decrease) in shares outstanding	(28,883)	$(563,602)

Class R4
Six months ended February 28, 2026:
Shares sold	38,293	$826,028
Shares issued in reinvestment of dividends and distributions	22,106	459,574
Shares purchased	(79,950)	(1,741,776)
Net increase (decrease) in shares outstanding	(19,551)	$(456,174)

Year ended August 31, 2025:
Shares sold	330,836	$7,271,138
Shares issued in reinvestment of dividends and distributions	16,233	377,895
Shares purchased	(1,635,923)	(36,716,951)
Net increase (decrease) in shares outstanding	(1,288,854)	$(29,067,918)

Class R6
Six months ended February 28, 2026:
Shares sold	2,784,481	$60,992,686
Shares issued in reinvestment of dividends and distributions	2,351,108	50,595,842
Shares purchased	(7,728,299)	(172,467,540)
Net increase (decrease) in shares outstanding before conversion	(2,592,710)	(60,879,012)
Shares issued upon conversion from other share class(es)	23,459	517,618
Shares purchased upon conversion into other share class(es)	(13,589)	(314,674)
Net increase (decrease) in shares outstanding	(2,582,840)	$(60,676,068)

Year ended August 31, 2025:
Shares sold	7,659,145	$170,879,638
Shares issued in reinvestment of dividends and distributions	1,627,547	39,044,851
Shares purchased	(12,420,736)	(276,574,094)
Net increase (decrease) in shares outstanding before conversion	(3,134,044)	(66,649,605)
Shares issued upon conversion from other share class(es)	229,342	5,186,451
Shares purchased upon conversion into other share class(es)	(128,752)	(3,236,477)
Net increase (decrease) in shares outstanding	(3,033,454)	$(64,699,631)

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Per share data in the Financial Highlights for Class C shares have been retroactively adjusted to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2026. The average daily balance for the 13 days that the Fund had loans outstanding during the period was approximately $1,896,923, borrowed at a weighted average interest rate of 5.04%. The maximum loan outstanding amount during the period was $5,805,000. At February 28, 2026, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

PGIM Jennison Mid-Cap Growth Fund 25

Notes to Financial Statements (unaudited) (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the industrials and information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.  Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

PGIM Jennison Mid-Cap Growth Fund 27

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2026